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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21785
                                   ---------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  125  South Market Street, Suite 1200   San Jose, California      95113
--------------------------------------------------------------------------------
             (Address of principal executive offices)            (Zip code)

                                 Kevin M. Landis

Firsthand Capital  Management,  Inc. 125 South Market Street San Jose, CA 95113
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:    (408) 294-2200
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------

Date of reporting period:       September 30, 2006
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 98.9%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 21.5%
        450    Apollo Group, Inc. - Class A(a)                     $    22,158
        600    Bed Bath & Beyond, Inc.(a)                               22,956
        640    Comcast Corp. - Class A(a)                               23,584
        290    Lamar Advertising Co. - Class A(a)                       15,489
        705    Liberty Global, Inc. - Class A(a)                        18,147
      1,115    Urban Outfitters, Inc.(a)                                19,724
                                                                   -----------
                                                                       122,058
                                                                   -----------
               HEALTH CARE - 20.5%
        315    Amgen, Inc.(a)                                           22,532
        430    Biomet, Inc.                                             13,842
        350    Genzyme Corp.(a)                                         23,615
        435    Lincare Holdings, Inc.(a)                                15,068
        610    MedImmune, Inc.(a)                                       17,818
        280    Patterson Cos., Inc.(a)                                   9,411
        285    Sepracor, Inc.(a)                                        13,805
                                                                   -----------
                                                                       116,091
                                                                   -----------
               INDUSTRIALS - 4.7%
        375    American Power Conversion Corp.                           8,235
        460    Cintas Corp.                                             18,782
                                                                   -----------
                                                                        27,017
                                                                   -----------
               INFORMATION TECHNOLOGY - 48.8%
        525    Adobe Systems, Inc.(a)                                   19,661
        450    Akamai Technologies, Inc.(a)                             22,496
        755    ATI Technologies, Inc.(a)                                16,195
      1,245    BEA Systems, Inc.(a)                                     18,924
        385    CDW Corp.                                                23,747
        310    Cognizant Technology Solutions Corp.(a)                  22,959
        655    EchoStar Communications Corp. - Class A(a)               21,445
        580    Fiserv, Inc.(a)                                          27,312
      1,185    Flextronics International Ltd.(a)                        14,978
        975    Intuit, Inc.(a)                                          31,288
        260    Lam Research Corp.(a)                                    11,786
        585    NVIDIA Corp.(a)                                          17,310
        995    Oracle Corp.(a)                                          17,651
        530    Red Hat, Inc.(a)                                         11,172
                                                                   -----------
                                                                       276,924
                                                                   -----------
               TELECOMMUNICATION SERVICES - 3.4%
        470    Millicom International Cellular S.A.(a)                  19,232
                                                                   -----------

               TOTAL COMMON STOCKS (Cost $524,479)                 $   561,322
                                                                   -----------

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKET SECURITIES - 1.3%                         VALUE
--------------------------------------------------------------------------------
      7,216    PNC Bank Money Market Account (Cost $7,216)         $     7,216
                                                                   -----------

               TOTAL INVESTMENTS AT VALUE -  100.2%
                 (Cost $531,695)                                   $   568,538

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)           (1,145)
                                                                   -----------

               TOTAL NET ASSETS - 100.0%                           $   567,393
                                                                   ===========

(a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 105.4%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 23.0%
        480    Apollo Group, Inc. - Class A(a)(b)                  $    23,635
        640    Bed Bath & Beyond, Inc.(a)(b)                            24,486
        680    Comcast Corp. - Class A(a)(b)                            25,058
        305    Lamar Advertising Co. - Class A(a)(b)                    16,290
        750    Liberty Global, Inc. - Class A(a)(b)                     19,305
      1,185    Urban Outfitters, Inc.(a)(b)                             20,963
                                                                   -----------
                                                                      129,737
                                                                   -----------
               HEALTH CARE - 21.8%
        335    Amgen, Inc.(a)(b)                                        23,963
        455    Biomet, Inc.(b)                                          14,646
        370    Genzyme Corp.(a)(b)                                      24,964
        460    Lincare Holdings, Inc.(a)(b)                             15,934
        650    MedImmune, Inc.(a)(b)                                    18,987
        295    Patterson Cos., Inc.(a)(b)                                9,915
        300    Sepracor, Inc.(a)(b)                                     14,532
                                                                   -----------
                                                                       122,941
                                                                   -----------
               INDUSTRIALS - 5.1%
        400    American Power Conversion Corp.(b)                        8,784
        485    Cintas Corp.(b)                                          19,803
                                                                   -----------
                                                                        28,587
                                                                   -----------
               INFORMATION TECHNOLOGY - 51.9%
        560    Adobe Systems, Inc.(a)(b)                                20,972
        475    Akamai Technologies, Inc.(a)(b)                          23,745
        800    ATI Technologies, Inc.(a)(b)                             17,160
      1,320    BEA Systems, Inc.(a)(b)                                  20,064
        405    CDW Corp.(b)                                             24,980
        325    Cognizant Technology Solutions Corp.(a)(b)               24,070
        695    EchoStar Communications Corp. - Class A(a)(b)            22,754
        615    Fiserv, Inc.(a)(b)                                       28,960
      1,260    Flextronics International Ltd.(a)(b)                     15,926
      1,030    Intuit, Inc.(a)(b)                                       33,053
        275    Lam Research Corp.(a)(b)                                 12,466
        620    NVIDIA Corp.(a)(b)                                       18,346
      1,060    Oracle Corp.(a)(b)                                       18,804
        560    Red Hat, Inc.(a)(b)                                      11,805
                                                                   -----------
                                                                       293,105
                                                                   -----------
               TELECOMMUNICATION SERVICES - 3.6%
        500    Millicom International Cellular S.A.(a)(b)               20,460
                                                                   -----------

               TOTAL COMMON STOCKS (Cost $553,675)                 $   594,830
                                                                   -----------

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKET SECURITIES - 7.7%                         VALUE
--------------------------------------------------------------------------------
     43,736    PNC Bank Money Market Account (Cost $43,736)        $    43,736
                                                                   -----------

               TOTAL INVESTMENTS AT VALUE -  113.1%
                 (Cost $597,411)                                   $   638,566

               LIABILITIES IN EXCESS OF OTHER ASSETS - (13.1%)         (74,046)
                                                                   -----------

               TOTAL NET ASSETS - 100.0%                           $   564,520
                                                                   ===========

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

 See accompanying notes to Portfolio of Investments

BLACK PEARL LONG SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 83.1%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 14.1%
        670    Amazon.com, Inc.(a)                                 $    21,520
      1,270    Expedia, Inc.(a)                                         19,914
      5,065    Sirius Satellite Radio, Inc.(a)                          19,804
        270    Wynn Resorts Ltd.(a)                                     18,363
                                                                   -----------
                                                                        79,601
                                                                   -----------
               INDUSTRIALS - 16.7%
        450    C.H. Robinson Worldwide, Inc.                            20,061
        520    Expeditors International of Washington, Inc.             23,182
      1,325    Fastenal Co.                                             51,105
                                                                   -----------
                                                                        94,348
                                                                   -----------
               INFORMATION TECHNOLOGY - 52.3%
      1,650    Broadcom Corp. - Class A(a)                              50,061
      1,355    Checkfree Corp.(a)                                       55,989
      2,485    Intel Corp.                                              51,116
      1,410    Juniper Networks, Inc.(a)                                24,365
      1,185    Marvell Technology Group Ltd.(a)                         22,953
        825    SanDisk Corp.(a)                                         44,170
      2,125    Xilinx, Inc.                                             46,644
                                                                   -----------
                                                                       295,298
                                                                   -----------

               TOTAL SECURITIES SOLD SHORT (Proceeds $461,499)     $   469,247
                                                                   ===========

(a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

BLACK PEARL FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

The Black Pearl Funds' portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York
Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. With regards to a fund's long positions, if a security is not traded on the valuation date, the security will be valued at its most recent bid price. In the case of a Fund's short positions, if a security is not traded that day, the security will be valued at its most recent ask price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price for long positions and most recent closing ask price for short positions as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2006:

   ----------------------------------------------------------------------------------------------
                                                             BLACK PEARL       BLACK PEARL LONG
                                                             FOCUS FUND           SHORT FUND
   ----------------------------------------------------------------------------------------------
     Tax cost of portfolio investments (long positions)         $ 533,185            $ 599,212
     Tax cost of securities sold short                                  -             (461,499)
                                                           ----------------    ------------------
     Tax cost of portfolio investments and securities
     sold short                                                 $ 533,185            $ 137,713
                                                           ================    ==================
     Gross tax unrealized appreciation                          $  46,947            $  67,272
     Gross tax unrealized depreciation                            (11,594)             (35,666)
                                                           ----------------    ------------------
     Net tax unrealized appreciation                            $  35,353            $  31,606
                                                           ================    ==================

     The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Black Pearl Funds
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Kevin M. Landis
                              --------------------------------------------------
                              Kevin M. Landis, President

Date          November 17, 2006
      --------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Kevin M. Landis
                              --------------------------------------------------
                              Kevin M. Landis, President

Date          November 17, 2006
      --------------------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                              --------------------------------------------------
                            Mark J. Seger, Treasurer


Date          November 17, 2006
      -------------------------------------------





* Print the name and title of each signing officer under his or her signature.